Note 8 - Capital Stock and Reserves (Details Textual)				12 Months Ended			24 Months Ended
	Mar. 13, 2024 $ / shares	Aug. 22, 2023 CAD ($) $ / shares shares	Aug. 22, 2023 USD ($) $ / shares shares	Mar. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2023 CAD ($) $ / shares shares	Mar. 31, 2022 CAD ($) $ / shares shares	Mar. 31, 2024 CAD ($) $ / shares shares	Sep. 07, 2022 shares	Mar. 31, 2021 CAD ($)
Statement Line Items [Line Items]
Proceeds from issuing shares				$ 7,047,668	$ 1,661,807	$ 592,365
Payments for share issue costs				480,415	99,624	1,785
Total equity				13,209,537	10,387,622	6,741,746	$ 13,209,537		$ 5,749,509
Proceeds from exercise of warrants				$ 0	$ 1,059,017	$ 701,889
Increase (decrease) in number of shares outstanding, issued for services (in shares) | shares				30,900		8,178
Issue of equity, shares issued for services				$ 187,872		$ 42,933
Number of share options exercised in share-based payment arrangement				36,000	13,000	186,700
Proceeds from exercise of options				$ 131,400	$ 77,750	$ 850,575
Increase (decrease) through exercise of options, equity				131,400	$ 77,750	$ 850,575
Increase in number of shares outstanding, exercise of warrants (in shares) | shares					212,750	155,134
Proceeds from exercise of warrants 1						$ 741,889
Increase (decrease) through share-based payment transactions, equity				910,700	$ 815,428	2,482,219
Shares issued for services				0	0	42,933
Trade payable, extinguishment with issuance of shares						42,933
Gain (loss) on forgiveness of debt				$ 0	$ 184,813	$ (93,658)
Number of share options granted in share-based payment arrangement				238,500	121,000	184,000
Number of share options expired in share-based payment arrangement				80,300
Share-based arrangement, payment reserve, forfeited				$ 891,400	$ 860,158
Number of share options forfeited in share-based payment arrangement				80,300	121,000	5,000
Share-based payment arrangement, options reinstated (in shares) | shares						4,000
Number of warrants issued during the period (in shares) | shares					5,765
Non-related party debt [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, settlement of debt (in shares) | shares						20,000
Increase (decrease) in equity, settlement of debt						$ 380,000
Extinguishment of debt, amount 1						279,644
Gain (loss) on forgiveness of debt						$ 100,356
Common shares [member]
Statement Line Items [Line Items]
Shares issued, price per share (in CAD per share) | $ / shares						$ 12
Number of share options exercised in share-based payment arrangement				36,000	13,000	186,700
Proceeds from exercise of options				$ 131,400	$ 77,750	$ 850,575
Increase (decrease) through exercise of options, equity				$ 53,400	78,528
Exercise price of outstanding share options (in CAD per share) | $ / shares				$ 4.95			$ 4.95
Warrants exercised [member]
Statement Line Items [Line Items]
Proceeds from exercise of warrants 1					$ 1,059,017
Performance Share Units (PSU) [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement						280,000	160,000
Number of share options exercised in share-based payment arrangement						30,000	20,000
Increase (decrease) in number of shares outstanding, share-based payment transactions (in shares) | shares					20,000	30,000
Increase (decrease) through share-based payment transactions, equity					$ 355,000	$ 532,500
Number of share options granted in share-based payment arrangement				0		280,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 14.85	$ 9.1
Share-based arrangement, payment reserve, forfeited							$ 723,497
Number of share options forfeited in share-based payment arrangement							390,000
Total expense from share-based payment transactions					$ 363,195	$ 1,063,622
Fair value of share options granted in share-based payment arrangement						$ 4,156,210
Share-based arrangement, common shares reserved for issuance (in shares) | shares								343,391
Share options cancelled under share-based arrangement (in shares) | shares					390,000
Total expense from share-based payment transactions, reversed					$ 723,496
Number of share options vested under share-based arrangements (in shares) | shares						50,000
Number of share options available to vest under share-based arrangements (in shares) | shares						230,000
Share options, vesting duration (Year)						3 years
Share options, converted to common shares (in shares) | shares						30,000
Performance Share Units (PSU) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Share options vesting milestone value, per share (in CAD per share) | $ / shares						$ 25
Performance Share Units (PSU) [member] | Top of range [member]
Statement Line Items [Line Items]
Share options vesting milestone value, per share (in CAD per share) | $ / shares						$ 87.5
Performance Share Units (PSU) [member] | Company director [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				40,000	40,000
Total expense from share-based payment transactions					$ 63,679
Fair value of share options granted in share-based payment arrangement					$ 387,379
Performance Share Units (PSU) [member] | Company director [member] | Bottom of range [member]
Statement Line Items [Line Items]
Share options vesting milestone value, per share (in CAD per share) | $ / shares					$ 25
Performance Share Units (PSU) [member] | Company director [member] | Top of range [member]
Statement Line Items [Line Items]
Share options vesting milestone value, per share (in CAD per share) | $ / shares					$ 87.5
Performance Share Units (PSU) [member] | Company directors [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement					120,000
Total expense from share-based payment transactions					$ 55,615
Fair value of share options granted in share-based payment arrangement					$ 1,246,463
Performance Share Units (PSU) [member] | Company directors [member] | Bottom of range [member]
Statement Line Items [Line Items]
Share options vesting milestone value, per share (in CAD per share) | $ / shares					$ 19.5
Performance Share Units (PSU) [member] | Company directors [member] | Top of range [member]
Statement Line Items [Line Items]
Share options vesting milestone value, per share (in CAD per share) | $ / shares					$ 68
Performance Share Units (PSU) [member] | Other related parties [member]
Statement Line Items [Line Items]
Increase (decrease) through share-based payment transactions, equity					$ 355,000	$ 532,500
Share options 1 [member]
Statement Line Items [Line Items]
Maximum percentage of outstanding stock allowed under share-based payment arrangement				10.00%			10.00%
Options issued to consultant one [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				17,500	20,000	5,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares				$ 5.65	$ 12.75	$ 5.25
Share-based payment arrangement, award vesting period (Year)				3 years	3 years	5 years
Share-based payment arrangement, options, fair value				$ 60,200	$ 198,300	$ 21,500	$ 60,200
Options issued to directors and a consultant [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				40,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares				$ 6.6
Share-based payment arrangement, award vesting period (Year)				3 years
Share-based payment arrangement, options, fair value				$ 173,500			173,500
Options issued to officers [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				85,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares				$ 6.6
Share-based payment arrangement, award vesting period (Year)				5 years
Share-based payment arrangement, options, fair value				$ 445,500			445,500
Options issued to consultant two [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				36,000	8,000	10,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares				$ 3.65	$ 13.75	$ 7.5
Share-based payment arrangement, award vesting period (Year)					3 years	5 years
Share-based payment arrangement, options, fair value				$ 53,400	$ 83,200	$ 66,100	53,400
Options Issued to Director [Member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				20,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares				$ 5.47
Share-based payment arrangement, award vesting period (Year)				3 years
Share-based payment arrangement, options, fair value				$ 75,500			75,500
Options issued to officer [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				20,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares				$ 3.98
Share-based payment arrangement, award vesting period (Year)				5 years
Share-based payment arrangement, options, fair value				$ 66,600			66,600
Options issued to consultant three [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				20,000	62,000	6,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares				$ 3.3	$ 9	$ 12.5
Share-based payment arrangement, award vesting period (Year)				2 years	3 years	5 years
Share-based payment arrangement, options, fair value				$ 66,600	$ 395,600	$ 61,600	$ 66,600
options issued to consultant four [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement					31,000	110,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares					$ 9.5	$ 14.25
Share-based payment arrangement, award vesting period (Year)					2 years	1 year
Share-based payment arrangement, options, fair value					$ 208,600	$ 666,100
Consultant options [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share) | $ / shares				$ 4.95			$ 4.95
Share-based arrangement, payment reserve, forfeited					$ 891,400
Number of share options forfeited in share-based payment arrangement					121,000
Total expense from share-based payment transactions					$ 42,702	$ 3,897
Options issued to consultant five [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						10,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 20.5
Share-based payment arrangement, award vesting period (Year)						5 years
Share-based payment arrangement, options, fair value						$ 163,700
Options issued to consultant six [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						20,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 17.5
Share-based payment arrangement, award vesting period (Year)						5 years
Share-based payment arrangement, options, fair value						$ 285,300
Options issued to consultant seven [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						15,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 16.5
Share-based payment arrangement, award vesting period (Year)						2 years
Share-based payment arrangement, options, fair value						$ 150,400
Options issued to consultant eight [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						4,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 15.5
Share-based payment arrangement, award vesting period (Year)						3 years
Share-based payment arrangement, options, fair value						$ 46,600
Options [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement				36,000	13,000	186,700
Increase (decrease) through exercise of options, equity					$ 78,528	$ 761,273
Performance stock options [member]
Statement Line Items [Line Items]
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 14.25
Share-based payment arrangement, award vesting period (Year)						2 years
Number of share options expired in share-based payment arrangement				15,000
Total expense from share-based payment transactions				$ 0	$ 63,148	$ 0
Fair value of share options granted in share-based payment arrangement						$ 126,297
Share-based payment arrangement, award vesting percentage						100.00%
Performance Share Units (PSU) modified from earlier grants [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement					140,000
Total expense from share-based payment transactions					$ 64,884
Fair value of share options granted in share-based payment arrangement					$ 1,068,398
Performance Share Units (PSU) modified from earlier grants [member] | Bottom of range [member]
Statement Line Items [Line Items]
Share options vesting milestone value, per share (in CAD per share) | $ / shares					$ 19.5
Performance Share Units (PSU) modified from earlier grants [member] | Top of range [member]
Statement Line Items [Line Items]
Share options vesting milestone value, per share (in CAD per share) | $ / shares					$ 68
Unit warrants expiring March 13, 2026 [member]
Statement Line Items [Line Items]
Fair value per warrant (in CAD per share) | $ / shares	$ 3.77
Exercise price of warrants or rights (in CAD per share) | $ / shares	$ 4
Expected life, warrants granted	2
Interest rate, warrants granted	3.50%
Dividend yield, warrants granted	0.00%
Lac Simard South property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares				10,700
Increase (decrease) in equity, evaluation and exploration assets option agreement				$ 85,600
Peg North Property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares				13,072	10,526
Increase (decrease) in equity, evaluation and exploration assets option agreement				$ 100,000	$ 100,000
Jean Lake Property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares				6,128	6,705	5,000
Increase (decrease) in equity, evaluation and exploration assets option agreement				$ 50,000	$ 50,000	$ 25,000
Jol Lithium Property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares					364
Increase (decrease) in equity, evaluation and exploration assets option agreement					$ 2,454
Strider Agreement [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares						11,194
Increase (decrease) in equity, evaluation and exploration assets option agreement						$ 69,963
Finders warrants [member]
Statement Line Items [Line Items]
Flow-through premium liability				20,143			$ 20,143
Warrant premium				377,911			377,911
Commitment to incur expenses				1,109,268			1,109,268
Qualifying CEE				852,045
Warrants issued in public offering [member]
Statement Line Items [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares		1
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares		$ 6.25
Warrants and rights outstanding, term (Year)		5 years	5 years
Derivative financial liabilities		$ 823,597		656,946			$ 656,946
Total gains (losses) on financial liabilities at fair value through profit or loss				$ 166,651
Class of warrant or right, granted (in shares) | shares				40,000
Class of warrant or right, granted, value				$ 270,400
Underwriter warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares) | shares		40,000	40,000
Total equity		$ 270,400
Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares					1
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares					$ 10
Warrants and rights outstanding, term (Year)					2 years
Class of warrant or right, granted (in shares) | shares					5,765
Total equity					$ 22,000
Class of warrant or right, granted, value					$ 22,000
Shares issued in public offering [member]
Statement Line Items [Line Items]
Total increase (decrease) in number of shares outstanding (in shares) | shares		800,000	800,000
Number of warrants per unit (in shares) | shares		1
Number of common shares per unit (in shares) | shares		1
Shares issued, price per share (in CAD per share) | (per share)		$ 6.77	$ 5
Proceeds from issuing shares		$ 5,418,400	$ 4,000,000
Payments for share issue costs		$ 387,416	$ 286,000
Tranche 1 of private placement [member]
Statement Line Items [Line Items]
Cash finder's fees paid				$ 11,134
Tranche 1 of private placement [member] | Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares				$ 5.88			$ 5.88
Number of instruments granted in share-based payment arrangement				188,651
Proceeds from exercise of warrants				$ 1,109,268
Tranche 1 of private placement [member] | Non-flow-through units issued in private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares				$ 3.4			3.4
Number of instruments granted in share-based payment arrangement				152,941
Proceeds from exercise of warrants				$ 520,000
Tranche 1 of private placement [member] | Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares				$ 4			4
Weighted average trading price (in CAD per share) | $ / shares				6			6
Tranche 1 of private placement [member] | Finders warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares				$ 3.4			$ 3.4
Increase (decrease) in number of shares outstanding, shares issued, share purchase finders warrants (in shares) | shares				3,274			3,274
Class of warrant or right, granted, value				$ 9,700
Shares issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Shares issued, price per share (in CAD per share) | $ / shares					$ 17	$ 8.5
Proceeds from issuing shares					$ 1,661,807	$ 341,415
Payments for share issue costs					99,624
Flow-through premium liability					$ 977,534
Increase (decrease) in number of shares outstanding, private placement (in shares) | shares					97,753	40,166
Flow-through exploration commitments fulfilled					$ 1,661,807
Shares issued in second non-brokered private placement [member]
Statement Line Items [Line Items]
Shares issued, price per share (in CAD per share) | $ / shares						$ 5.25
Proceeds from issuing shares						$ 250,950
Increase (decrease) in number of shares outstanding, private placement (in shares) | shares						47,800